Stockholders’ Equity/(Deficit) - Part 2 (Details)										1 Months Ended			3 Months Ended	4 Months Ended		5 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 28, 2025 $ / shares shares	Jan. 31, 2025	Jan. 23, 2025 $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 30, 2023 shares	Sep. 30, 2023 shares	Jan. 23, 2025 $ / shares shares	Apr. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Mar. 31, 2025	Apr. 28, 2025 $ / shares shares	Apr. 17, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Nov. 25, 2025 USD ($)	Sep. 18, 2025 shares	Sep. 17, 2025 shares	Jun. 24, 2025 $ / shares shares	May 01, 2025 USD ($) $ / shares shares	Jan. 24, 2025 $ / shares	Dec. 30, 2024 shares	Aug. 31, 2024	May 14, 2024 shares	Apr. 01, 2024 shares	Oct. 29, 2023 shares	Dec. 31, 2022 shares
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized																	985,000,000		70,000,000	10,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.0001										$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Warrants converted											25,369
Common stock issued																	9,147,795		263,680	19,074
Common stock outstanding																	9,147,795		263,680	19,074
Shares outstanding																			1	3
Authorized capital								10,000,000				10,000,000					995,000,000					995,000,000	495,000,000	495,000,000					75,000,000	70,000,000	3,000,000
Common stock, shares exchanged for warrants											2,816,291
Percentage of beneficially own																			9.99%									9.99%
Percentage of election of the holder																			9.99%									9.99%
Preferred stock, stated value (in Dollars per share) | $ / shares																	$ 0.0001
Exercise price (in Dollars per share) | $ / shares																			$ 100
Convertible conversion price (in Dollars per share) | $ / shares																										$ 22
Subscription amount (in Dollars) | $																	$ 24,495,000		$ 24,495,000
Number of barrels												600								1,200
Warrants issued																	115,216		39,808						5,813
Preferred stock, shares outstanding																			494,840	0
Percentage of accrued dividends			110.00%							110.00%
Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted
Common stock, shares exchanged for warrants
Percentage of beneficially own				4.99%														4.99%
Percentage of election of the holder				9.99%														9.99%
Warrant outstanding																			19,110								19,110
Prepaid warrants exercised																	5,000
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.2														$ 0.2
Stock price (in Dollars per share) | $ / shares																	$ 100		$ 100
Consecutive trading day																			5
Percentage of consecutive trading day exercise days																	125.00%		125.00%
Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted																			27,346
Common stock, shares exchanged for warrants																			2,816,291
Warrant outstanding																			3,871,992	25,369
Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.2		$ 120										$ 120		$ 0.2
Warrants issued																			796,176	308
Two Thousand Twenty Four Series Point Convertible Whiskey Special Ops Two Thousand Twenty Four Notes Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				197,013														197,013	0
Warrants outstanding (in Dollars) | $											$ 26,706
Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 100														$ 100		$ 80
Warrants issued																			197,013
Measurement Input, Cap Rate [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants measurement input						100										100
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized							9,500,000																	490,000,000					70,000,000	69,500,000
Common stock. number of votes entitled							1										1
Convertible promissory notes converted																	449,430
Shares outstanding						22,095										22,095	9,147,795		263,680	19,074												19,077
Warrants to purchase common stock shares																	3,358
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Shares outstanding																			1
Warrants to purchase common stock shares																			317,853
Common Stock [Member] | Convertible Notes To Equity [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $																	$ 382
Conversion of equity																			3,819,542
Common Stock [Member] | Conversion of Whiskey Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Aggregate principal amount (in Dollars) | $				$ 11,784,068														$ 11,784,068
Conversion of equity (in Dollars) | $																	$ 295
Conversion of equity																			2,946,015
Founders Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized							500,000																							500,000
Common stock. number of votes entitled							4										4
Additional Paid-in Capital [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $				$ 11,783,773
Additional Paid-in Capital [Member] | Convertible Notes To Equity [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $																	$ 15,277,786
Additional Paid-in Capital [Member] | Conversion of Whiskey Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $																	$ 11,783,773
Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized																	10,000,000							5,000,000					5,000,000
Preferred stock, shares outstanding																			494,840
Preferred Stock [Member] | Two Thousand Twenty Four Series Point Convertible Whiskey Special Ops Two Thousand Twenty Four Notes Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				197,013														197,013
Subsequent Event [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares															$ 0.02
Convertible conversion price (in Dollars per share) | $ / shares																										$ 22
Warrants issued															16,393
Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares exchanged for warrants														62,538	62,538
Warrant outstanding	1,919,433													1,919,433	95,971
Prepaid warrants exercised														62,627	62,627
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 0.02													$ 0.02	$ 0.02
Subsequent Event [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Dividend percentage			15.00%
IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80														$ 80
Stock price (in Dollars per share) | $ / shares				80		$ 100										$ 100		80	$ 80
IPO [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				0.2														0.2
Stock price (in Dollars per share) | $ / shares				$ 80														$ 80
IPO [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding				246,267														246,267
IPO [Member] | Two Thousand Twenty Four Series Point Convertible Whiskey Special Ops Two Thousand Twenty Four Notes Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				9,850														9,850
IPO [Member] | Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.2														$ 0.2
Convertible Notes [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted																			165,607
Convertible Notes [Member] | IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted											165,607
Whiskey Special Ops Notes [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted				27,346															546,927
Whiskey Special Ops Notes [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Aggregate principal amount (in Dollars) | $																					$ 11,784,068
Conversion of equity (in Dollars) | $				$ 295
Whiskey Special Ops Notes [Member] | Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $				382
Whiskey Special Ops Notes [Member] | Additional Paid-in Capital [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $				$ 15,277,786
Whiskey Special Ops Notes [Member] | Subsequent Event [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted																			1,422,265
Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized				119,954														119,954	119,954
2022 and 2023 Convertible Promissory Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted																			25,369
2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $																		$ 21,005,723
2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted				25,369				25,369	25,369										25,369
2022 and 2023 Convertible Promissory Notes [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock issued																			5,273,611
Common stock outstanding																			5,273,611
2022 and 2023 Convertible Promissory Notes [Member] | Subsequent Event [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted																			1,420,406
Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																									3,785
Related Party [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding																	0
Prepaid warrants exercised																	939
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 100														$ 100
Related Party [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding				75,705														75,705
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80														$ 80		$ 100
Warrants issued				60,563														60,563		60,563
Related Party [Member] | Convertible Debt [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted					12,500
Related Party [Member] | Common Stock [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 100														$ 100
Related Party [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, period after anniversary of original issue date before company can redeem shares			90 days
Related Party [Member] | Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares exchanged for warrants	55,795													55,795	55,795
Warrant outstanding	60,189													60,189	60,189
Prepaid warrants exercised	55,878													55,878	55,878
Related Party [Member] | IPO [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				60,563														60,563
IPO [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Aggregate received amount (in Dollars) | $																			$ 110,600
Black Scholes [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 1.838										$ 1.838
Warrants Reclassifed On IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80														$ 80
Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized																													5,000,000
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized			750,000							750,000							850,000
Class of warrant exercise price (in Dollars per share) | $ / shares																	$ 0.2
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 0.0001							$ 0.0001
Preferred stock, subscriptions (in Dollars per share) | $ / shares			10							10
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 12							12
Dividend percentage			15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares			$ 1.8							$ 1.8
Preferred stock, conversion rate, percent of calculation			110.00%
Preferred stock, shares outstanding																	15,000		0
Preferred stock, stated value (in Dollars) | $																	$ 180,000
Liquidation preference (in Dollars) | $																	$ 212,850
Share conversion threshold period			36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares			90 days
Preferred stock, redemption, prior written notice			30 days
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Shares outstanding																	15,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized			750,000							750,000
Preferred stock, shares outstanding			255,181							255,181					255,181
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 0.0001							$ 0.0001
Preferred stock, subscriptions (in Dollars per share) | $ / shares			10							10
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 12							12
Dividend percentage			15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares			$ 1.8							$ 1.8
Preferred stock, conversion rate, percent of calculation			110.00%
Warrants issued															5,960
Preferred stock, liquidation preference, percent of preference calculation		110.00%											110.00%
Preferred stock, shares outstanding	255,181													255,181
Preferred stock, stated value (in Dollars) | $															$ 3,062,172
Liquidation preference (in Dollars) | $															$ 3,433,497
Percentage of accrued dividends			110.00%							110.00%
Share conversion threshold period			36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares			90 days
Preferred stock, redemption, prior written notice			30 days
Series B Preferred Stock [Member] | Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares exchanged for warrants														39,200	39,200
Prepaid warrants exercised														35,000	35,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid warrants exercised			35,000
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized	5,000,000													5,000,000
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80														80							$ 80
Preferred stock, shares outstanding						4,948,478										4,948,478			4,948,478						284,140
Temporary Equity, Shares Subscribed but Unissued																			0
Preferred stock, stated value (in Dollars per share) | $ / shares						$ 0.0001										$ 0.0001			$ 0.0001
Preferred stock, subscriptions (in Dollars per share) | $ / shares						10										10			10
Preferred stock, stated value (in Dollars per share) | $ / shares						$ 12										$ 12			$ 240						$ 12
Subscription price percentage																25.00%			25.00%
Dividend percentage																	15.00%		15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares																	$ 1.8		$ 1.8
Preferred stock, conversion rate, percent of calculation				110.00%													110.00%		110.00%
Convertible conversion price (in Dollars per share) | $ / shares				$ 80														$ 80	$ 100
Preferred stock redemption, term prior to written notice				30 days													30 days	30 days
Preferred stock, redemption price as percent of stated amount																	110.00%		110.00%
Subscriptions received (in Dollars) | $						$ 4,948,478										$ 4,948,478	$ 7,566,104		$ 4,948,478						$ 3,221,603
Received subscriptions, including cash (in Dollars) | $						2,025,000										2,025,000
Subscription amount (in Dollars) | $						$ 1,155,000										$ 1,155,000
Number of barrels																525			525
Barrels average value (in Dollars) | $																$ 2,200			$ 2,200
Aggregate total fixed assets (in Dollars) | $																259,875			259,875
Aggregate total inventory (in Dollars) | $																895,125			895,125
Extinguishment of debt (in Dollars) | $																$ 719,919			$ 719,919
Warrants issued						93,789										93,789
Shares of preferred stock						93,789										93,789
Preferred stock, liquidation preference, percent of preference calculation																	110.00%		110.00%
Preferred stock, shares outstanding																	210,700		494,840
Preferred stock, stated value (in Dollars) | $																	$ 2,528,400		$ 5,938,080
Liquidation preference (in Dollars) | $																			$ 6,943,830
Percentage of accrued dividends																	110.00%
Series A Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding						510,315										510,315
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 120										$ 120
Warrants issued				9,850														9,850
Warrants outstanding (in Dollars) | $						$ 937,959										$ 937,959
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Shares outstanding						494,840										494,840	210,700		494,840
Subscriptions received (in Dollars) | $																			$ 492,366
Series A Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized			750,000							750,000
Series A Preferred Stock [Member] | IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share) | $ / shares				$ 80														$ 80
Series A Preferred Stock [Member] | IPO [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share) | $ / shares																			$ 100
Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Subscriptions received (in Dollars) | $						$ 1,831,265										$ 1,831,265
Received subscriptions, including cash (in Dollars) | $																834,000
Aggregate received amount (in Dollars) | $																$ 110,600
Shares of preferred stock						59,001										59,001
Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Received subscriptions, including cash (in Dollars) | $						$ 834,000
Number of barrels																50			50
Barrels average value (in Dollars) | $																$ 2,212			$ 2,212
Aggregate total fixed assets (in Dollars) | $																24,750			24,750
Aggregate total inventory (in Dollars) | $																85,850			85,850
Extinguishment of debt (in Dollars) | $																$ 296,619			$ 296,619
Shares of preferred stock						59,001										59,001
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding						321,026										321,026
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 120										$ 120
Warrants outstanding (in Dollars) | $						$ 590,045										$ 590,045
Series A Preferred Stock [Member] | Related Party [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, shares outstanding																	0
Series A Preferred Stock [Member] | Related Party [Member] | IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding						510,315										510,315
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 120										$ 120
Series B [Member] | Subsequent Event [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 240							$ 240
Minimum [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized							3,000,000
Authorized capital																	495,000,000													10,000,000
Convertible conversion price (in Dollars per share) | $ / shares																	$ 9.526
Minimum [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares															$ 9.472
Maximum [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized							10,000,000
Authorized capital																	995,000,000													70,000,000
Convertible conversion price (in Dollars per share) | $ / shares																	$ 22.4
Maximum [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares															$ 23.4
Previously Reported [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Shares outstanding																			263,680	19,074
Previously Reported [Member] | Whiskey Special Ops Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Aggregate principal amount (in Dollars) | $				$ 15,278,168														$ 15,278,168
Previously Reported [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Shares outstanding																			494,840